Other Non-operating (income)/ expenses, net (Tables)	12 Months Ended
Dec. 31, 2024
Other Income and Expenses [Abstract]
Schedule of Other Non-operating income (expenses), net	Other non-operating income (expense), net

	December 31, 2024	December 31, 2023
Foreign exchange gain/(loss)	$1,329,775	$(375,298)
R&D credits	—	497,978
Other, net	6	2,686
Total	$1,329,781	$125,366